Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Premises and Equipment
(4)	Premises and Equipment:

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2013 and December 31, 2012, consisted of the following:

	2013	2012
Land	$6,526	5,560
Land improvements	575	558
Buildings	20,257	20,257
Construction in process	582	—
Furniture and equipment	6,696	7,427

	34,636	33,802
Less accumulated depreciation	11,528	11,245

Premises and equipment, net	$23,108	22,557

Depreciation expense was approximately $1,502,000, $1,587,000 and $1,569,000 for the years ended December 31, 2013, 2012 and 2011, respectively.